                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act File Number: 811-09987
                                                     ---------

                             Floating Rate Portfolio
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2004
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS
Floating Rate Portfolio as of October 31, 2004

PORTFOLIO OF INVESTMENTS

Senior Floating Rate Interests -- 84.6%(1)

Principal
Amount           Borrower/Tranche Description                         Value
--------------------------------------------------------------------------------
Aerospace and Defense -- 1.6%
--------------------------------------------------------------------------------
                 Alliant Techsystems, Inc.
$19,096,194      Term Loan, 5.67%, Maturing March 31, 2011       $   19,358,767
                 ARINC, Inc.
  2,982,506      Term Loan, 4.12%, Maturing March 10, 2010            3,019,788
                 Caci International, Inc.
  8,382,875      Term Loan, 3.95%, Maturing May 3, 2011               8,466,704
                 Ceradyne, Inc.
  6,735,000      Term Loan, 3.91%, Maturing August 18, 2011           6,823,397
                 DRS Technologies, Inc.
 10,447,093      Term Loan, 3.73%, Maturing November 4, 2010         10,545,035
                 Standard Aero Holdings, Inc.
  7,328,723      Term Loan, 4.51%, Maturing August 24, 2012           7,434,073
                 Transdigm, Inc.
 16,801,073      Term Loan, 5.44%, Maturing July 22, 2010            17,037,346
                 United Defense Industries, Inc.
  6,768,315      Term Loan, 3.97%, Maturing August 31, 2009           6,835,152
                 Vought Aircraft Industries, Inc.
  5,088,675      Term Loan, 4.25%, Maturing December 31, 2006         5,133,201
    131,205      Term Loan, 4.25%, Maturing July 24, 2007               132,763
    216,665      Term Loan, 4.25%, Maturing July 24, 2008               219,238
--------------------------------------------------------------------------------
                                                                 $   85,005,464
--------------------------------------------------------------------------------
Air Transport -- 0.3%
--------------------------------------------------------------------------------
                 United Airlines, Inc.
$14,000,000      DIP Loan, 8.00%, Maturing June 30, 2005         $   14,157,500
--------------------------------------------------------------------------------
                                                                 $   14,157,500
--------------------------------------------------------------------------------
Automotive -- 4.2%
--------------------------------------------------------------------------------
                 Accuride Corp.
$ 4,290,997      Term Loan, 4.73%, Maturing January 21, 2007     $    4,400,953
  8,457,500      Term Loan, 6.69%, Maturing June 13, 2007             8,684,795
                 Citation Corp.
     55,556      Revolving Loan, 6.75%, Maturing March 31, 2005          55,278
                 Collins & Aikman Products, Co.
 12,539,820      Revolving Loan, 5.81%, Maturing August 31,          12,524,145
                 2009
                 Dayco Products, LLC
 12,745,016      Term Loan, 3.98%, Maturing June 23, 2011            12,952,122
                 Dura Operating Corp.
  5,125,321      Term Loan, 4.46%, Maturing December 31, 2007         5,165,899
                 Exide Technologies
  4,737,500      Term Loan, 5.25%, Maturing May 5, 2010               4,749,344
  4,737,500      Term Loan, 5.25%, Maturing May 5, 2010               4,749,344
                 Federal-Mogul Corp.
  4,754,768      Revolving Loan, 4.94%, Maturing December 31,
                 2004                                                 4,399,649
  2,398,851      Term Loan, 5.71%, Maturing February 6, 2005          2,425,838
 11,843,734      Revolving Loan, 4.94%, Maturing February 24,
                 2005                                                11,902,953
  4,108,827      Term Loan, 4.94%, Maturing February 24, 2005         3,823,778
  6,000,000      Term Loan, 5.71%, Maturing February 24, 2005         5,600,628
  5,137,364      Term Loan, 5.71%, Maturing February 24, 2005         5,175,894
                 HLI Operating Co., Inc.
  8,114,246      Term Loan, 4.25%, Maturing June 3, 2009              8,224,551
                 Key Automotive Group
  5,600,295      Term Loan, 4.87%, Maturing June 29, 2010             5,668,552
                 Keystone Automotive Operations
  9,289,140      Term Loan, 4.87%, Maturing October 30, 2009          9,409,611
                 Meridian Automotive Systems
    995,000      Term Loan, 4.44%, Maturing April 27, 2010              927,837
                 Metaldyne Corp.
  9,406,803      Term Loan, 4.48%, Maturing December 31, 2009         9,385,243
                 Plastech Engineered Products
  6,855,172      Term Loan, 5.09%, Maturing March 31, 2010            6,970,854
                 Tenneco Automotive, Inc.
 10,995,475      Term Loan, 4.88%, Maturing December 12, 2009        11,201,640
  5,174,079      Term Loan, 4.88%, Maturing December 12, 2010         5,273,251
                 The Goodyear Tire & Rubber Co.
  7,550,000      Term Loan, 5.16%, Maturing March 31, 2006            7,660,894
 16,093,357      Term Loan, 6.43%, Maturing March 31, 2006           16,405,165
  4,000,000      Term Loan, 5.16%, Maturing September 30,             4,046,252
                 2007
                 TI Automotive Limited
  7,565,000      Term Loan, 5.23%, Maturing June 30, 2011             7,517,719
                 Trimas Corp.
  8,532,771      Term Loan, 5.62%, Maturing December 31, 2009         8,618,099
                 TRW Automotive, Inc.
 12,861,776      Term Loan, 4.13%, Maturing February 27, 2009        13,032,195
 20,597,798      Term Loan, 4.13%, Maturing February 28, 2011        20,943,244
                 United Components, Inc.
  5,140,000      Term Loan, 6.09%, Maturing June 30, 2010             5,213,887
--------------------------------------------------------------------------------
                                                                 $  227,109,614
--------------------------------------------------------------------------------
Beverage and Tobacco -- 0.9%
--------------------------------------------------------------------------------
                 Constellation Brands, Inc.
$13,268,671      Term Loan, 3.50%, Maturing November 30, 2008    $   13,348,045
                 Culligan International Co.
  5,150,000      Term Loan, 4.34%, Maturing September 30,             5,229,439
                 2011
                 DS Waters, L.P.
  5,060,892      Term Loan, 4.83%, Maturing November 7, 2009          4,929,309
                 Southern Wine & Spirits of America
21,507,573       Term Loan, 4.32%, Maturing July 2, 2008             21,793,215
                 Sunny Delight Beverages Co.
  3,000,000      Term Loan, 5.98%, Maturing August 20, 2010           3,022,500
--------------------------------------------------------------------------------
                                                                 $   48,322,508
--------------------------------------------------------------------------------
Building and Development -- 3.9%
--------------------------------------------------------------------------------
                 Agbri Octagon
$   906,717      Term Loan, 4.09%, Maturing May 31, 2005         $      899,916
                 AIMCO Properties, L.P.
  2,080,899      Revolving Loan, 4.09%, Maturing February 28,
                 2005                                                 2,071,795
                 AP-Knight, L.P.
  2,421,772      Term Loan, 4.36%, Maturing December 11, 2004         2,418,745
                 BRE/Homestead, LLC
 12,500,000      Term Loan, 5.87%, Maturing January 11, 2006         12,476,562
                 Concordia Properties, LLC
  3,000,000      Term Loan, 5.83%, Maturing January 31, 2006          3,001,875
                 Crescent Real Estate
  3,709,091      Term Loan, 4.27%, Maturing May 11, 2005              3,709,091
                 DMB/CHII, LLC
  3,677,687      Term Loan, 4.38%, Maturing March 3, 2007             3,686,881
                 Formica Corp.
    577,554      Term Loan, 6.96%, Maturing June 10, 2010               580,442
  1,411,685      Term Loan, 6.96%, Maturing June 10, 2010             1,418,744
    721,943      Term Loan, 6.96%, Maturing June 10, 2010               725,552
  2,090,546      Term Loan, 6.96%, Maturing June 10, 2010             2,100,999
                 GGP, L.P.
 17,841,819      Term Loan, 3.19%, Maturing April 30, 2008           17,953,330
                 Landsource Communities, LLC
 16,500,000      Term Loan, 4.50%, Maturing March 31, 2010           16,778,438
                 Maax Corp.
  5,286,750      Term Loan, 4.61%, Maturing June 4, 2011              5,349,530
                 Macerich Partnership, L.P.
  6,016,800      Revolving Loan, 3.29%, Maturing July 30, 2007        6,016,800
                 Mueller Group, Inc.
 14,292,432      Term Loan, 4.71%, Maturing April 23, 2011           14,408,558
                 NCI Building Systems, Inc.
  8,570,000      Term Loan, 3.82%, Maturing June 18, 2010             8,679,807
                 Newkirk Master, L.P.
 12,231,402      Term Loan, 3.62%, Maturing November 24, 2006        12,414,873
                 Newkirk Tender Holdings, LLC
  5,401,619      Term Loan, 7.89%, Maturing May 25, 2006              5,455,635
  4,333,333      Term Loan, 7.89%, Maturing May 25, 2006              4,376,667
                 Nortek, Inc.
 14,400,000      Term Loan, 4.74%, Maturing August 27, 2011          14,627,995
                 Panolam Industries, Inc.
    500,000      Term Loan, 9.94%, Maturing November 24, 2007           505,000
                 Ply Gem Industries, Inc.
  3,350,000      Term Loan, 4.59%, Maturing February 12, 2011         3,382,455
  8,973,407      Term Loan, 4.59%, Maturing February 12, 2011         9,060,342
  1,583,542      Term Loan, 4.59%, Maturing February 12, 2011         1,598,884
                 St. Marys Cement, Inc.
 16,053,294      Term Loan, 3.98%, Maturing December 4, 2010         16,218,852
                 Sugarloaf Mills, LLC
  5,825,000      Term Loan, 4.84%, Maturing April 7, 2008             5,810,438
                 The Woodlands Commercial Properties Co., L.P.
  3,441,667      Term Loan, 4.23%, Maturing November 28, 2005         3,463,177
                 Tower Financing, LLC
  7,000,000      Term Loan, 5.44%, Maturing July 9, 2008              7,008,750
                 W9, Gpt Real Estate, L.P.
  4,500,000      Term Loan, 4.09%, Maturing March 27, 2006            4,500,000
                 Whitehall Street Real Estate L.P.
 14,969,573      Term Loan, 4.21%, Maturing September 11,            15,148,160
                 2006(2)
                 Wilmorite Holdings, L.P.
  4,324,000      Term Loan, 4.68%, Maturing March 27, 2006            4,345,620
--------------------------------------------------------------------------------
                                                                 $  210,193,913
--------------------------------------------------------------------------------
Business Equipment and Services -- 1.8%
--------------------------------------------------------------------------------
                 Allied Security Holdings, LLC
$ 8,500,000      Term Loan, 6.23%, Maturing June 30, 2010        $    8,606,250
                 Baker & Taylor, Inc.
  7,717,500      Revolving Loan, 4.00%, Maturing May 6, 2011          7,640,325
  4,650,000      Term Loan, 9.00%, Maturing May 6, 2011               4,650,000
                 Buhrmann US, Inc.
 12,001,441      Term Loan, 4.32%, Maturing December 23, 2010        12,166,461
                 Global Imaging Systems, Inc.
  3,192,754      Term Loan, 3.74%, Maturing May 10, 2010              3,232,664
                 Infousa, Inc.
  2,658,333      Term Loan, 4.63%, Maturing March 25, 2009            2,691,562
  3,092,250      Term Loan, 4.63%, Maturing June 4, 2010              3,130,903
                 Iron Mountain, Inc.
 17,126,884      Term Loan, 3.56%, Maturing April 2, 2011            17,251,054
                 Language Line, Inc.
 12,631,579      Term Loan, 4.50%, Maturing June 11, 2011            12,773,684
                 Mitchell International, Inc.
  6,217,950      Term Loan, 4.98%, Maturing August 13, 2011           6,297,621
                 Quintiles Transnational Corp.
  8,423,719      Term Loan, 6.23%, Maturing September 25, 2009        8,534,280
                 Williams Scotsman, Inc.
  5,683,887      Term Loan, 5.01%, Maturing December 31, 2006         5,762,041
                 Worldspan, L.P.
  2,112,771      Term Loan, 6.07%, Maturing June 30, 2007             2,123,996
--------------------------------------------------------------------------------
                                                                 $   94,860,841
--------------------------------------------------------------------------------
Cable and Satellite Television -- 3.7%
--------------------------------------------------------------------------------
                 Adelphia Communications Corp.
$ 6,753,048      DIP Loan, 4.25%, Maturing March 31, 2005        $    6,785,409
                 Atlantic Broadband Finance, LLC
  9,948,328      Term Loan, 5.23%, Maturing February 10, 2011        10,109,988
                 Bragg Communication, Inc.
  6,020,000      Term Loan, 3.81%, Maturing August 31, 2011           6,076,438
                 Bresnan Communications, LLC
    895,550      Term Loan, 5.86%, Maturing September 30, 2009          906,744
  3,000,000      Term Loan, 5.86%, Maturing September 30, 2010        3,042,189
                 Canadien Cable Acquisition
  6,525,000      Term Loan, 4.98%, Maturing July 30, 2011             6,594,328
                 Cebridge Connections, Inc.
  5,273,500      Term Loan, 5.17%, Maturing February 23, 2009         5,294,926
                 Charter Communications Operating, LLC
  2,000,000      Term Loan, 5.61%, Maturing April 27, 2010            1,965,104
 52,867,500      Term Loan, 5.61%, Maturing April 27, 2011           52,524,390
                 DirecTV Holdings, LLC
 27,840,944      Term Loan, 4.01%, Maturing March 6, 2010            28,255,078
                 Insight Midwest Holdings, LLC
 13,661,837      Term Loan, 3.37%, Maturing December 31, 2009        13,879,102
  9,925,000      Term Loan, 4.75%, Maturing December 31, 2009        10,080,078
                 MCC Iowa, LLC
  2,623,500      Term Loan, 4.71%, Maturing March 31, 2010            2,612,843
                 Mediacom Broadband
  9,972,500      Term Loan, 5.06%, Maturing September 30, 2010       10,078,458
                 Mediacom Illinois, LLC
 14,700,000      Term Loan, 5.06%, Maturing March 31, 2013           14,818,129
                 NTL, Inc.
 11,300,000      Term Loan, 5.20%, Maturing April 13, 2012           11,420,063
                 UGS Corp.
 13,236,825      Term Loan, 4.21%, Maturing May 27, 2011             13,451,923
--------------------------------------------------------------------------------
                                                                 $  197,895,190
--------------------------------------------------------------------------------
Chemicals and Plastics -- 4.3%
-------------------------------------------------------------------------------
                 Brenntag AG
$14,190,000      Term Loan, 4.73%, Maturing December 9, 2011     $   14,438,325
                 GEO Specialty Chemicals
  2,275,000      Term Loan, 4.54%, Maturing December 31, 2007         2,201,062
                 Georgia Gulf Corp.
  2,975,507      Term Loan, 4.88%, Maturing December 2, 2010          3,020,758
                 Hercules, Inc.
  4,670,477      Term Loan, 3.95%, Maturing October 8, 2010           4,711,343
                 Huntsman International, LLC
 19,903,965      Term Loan, 5.19%, Maturing December 31, 2010        20,257,260
                 Huntsman, LLC
 11,000,000      Term Loan, 5.44%, Maturing March 31, 2010           11,170,731
                 Innophos, Inc.
  4,636,091      Term Loan, 3.37%, Maturing August 13, 2010           4,717,223
                 Invista B.V.
 15,270,588      Term Loan, 4.75%, Maturing April 29, 2011           15,566,456
  6,729,413      Term Loan, 4.75%, Maturing April 29, 2011            6,842,972
                 ISP Chemco, Inc.
 12,462,375      Term Loan, 4.12%, Maturing March 27, 2011           12,602,577
                 Kraton Polymer
 11,982,753      Term Loan, 4.73%, Maturing December 5, 2008         12,092,599
                 Nalco Co.
  3,647,971      Term Loan, 4.43%, Maturing November 4, 2009          3,690,152
 30,190,844      Term Loan, 4.43%, Maturing November 4, 2010         30,754,568
                 Professional Paint, Inc.
  2,880,000      Term Loan, 5.38%, Maturing September 30,             2,919,600
                 2011
                 Resolution Specialty Materials
  5,050,000      Term Loan, 3.39%, Maturing August 2, 2010            5,098,924
                 Rockwood Specialties Group, Inc.
 22,825,000      Term Loan, 4.63%, Maturing July 30, 2012            23,083,562
                 Solo Cup Co.
 19,467,769      Term Loan, 4.32%, Maturing February 27, 2011        19,700,974
                 Synthetic Industries, Inc.
  9,407,346      Term Loan, 6.73%, Maturing December 30, 2007         9,348,550
                 United Industries Corp.
 21,329,730      Term Loan, 4.63%, Maturing April 29, 2011           21,689,669
                 Wellman, Inc.
  4,750,000      Term Loan, 3.48%, Maturing February 10, 2009         4,834,113
                 Westlake Chemical Corp.
  2,828,125      Term Loan, 4.21%, Maturing July 31, 2010             2,865,244
-------------------------------------------------------------------------------
                                                                 $  231,606,662
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Clothing/Textiles -- 0.1%
-------------------------------------------------------------------------------
                 St. John Knits International
$ 3,937,128      Term Loan, 3.94%, Maturing July 31, 2007        $    3,967,888
                 The William Carter Co.
    998,596      Term Loan, 4.23%, Maturing September 30,             1,012,743
                 2008
-------------------------------------------------------------------------------
                                                                 $    4,980,631
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Conglomerates -- 1.8%
-------------------------------------------------------------------------------
                 Amsted Industries, Inc.
$19,386,346      Term Loan, 4.70%, Maturing October 15, 2010     $   19,592,326
                 Blount, Inc.
  6,982,500      Term Loan, 4.88%, Maturing August 9, 2010            7,122,150
                 Goodman Global Holdings, Inc.
  8,856,588      Term Loan, 4.03%, Maturing November 21, 2009         8,945,154
                 Johnson Diversey, Inc.
  8,657,930      Term Loan, 7.25%, Maturing November 30, 2009         8,811,609
                 Polymer Group, Inc.
 13,486,458      Term Loan, 4.59%, Maturing April 27, 2010           13,601,660
  2,500,000      Term Loan, 4.59%, Maturing April 27, 2011            2,512,500
                 PP Acquisition Corp.
 17,106,500      Term Loan, 4.21%, Maturing November 12, 2011        17,331,023
                 Rexnord Corp.
  9,780,027      Term Loan, 5.20%, Maturing November 25, 2009         9,877,827
                 Roper Industries, Inc.
 12,127,500      Term Loan, 3.74%, Maturing December 29, 2008        12,169,194
-------------------------------------------------------------------------------
                                                                 $   99,963,443
-------------------------------------------------------------------------------
Containers and Glass Products -- 4.6%
-------------------------------------------------------------------------------
                 Ball Corp.
$ 2,054,863      Term Loan, 3.73%, Maturing December 31, 2009    $    2,071,559
  5,614,614      Term Loan, 3.73%, Maturing December 31, 2009         5,690,411
                 Berry Plastics Corp.
 16,020,518      Term Loan, 3.71%, Maturing July 22, 2010            16,250,813
                 Bway Corp.
  6,600,000      Term Loan, 4.19%, Maturing June 30, 2011             6,701,066
                 Celanese AG
  7,250,000      Term Loan, 5.48%, Maturing April 6, 2009             7,358,750
 11,650,000      Term Loan, 5.48%, Maturing April 6, 2009            11,868,438
  5,300,000      Term Loan, 5.48%, Maturing December 8, 2011          5,397,165
                 Consolidated Container Holding
  5,610,938      Term Loan, 4.61%, Maturing December 15, 2008         5,674,061
                 Dr. Pepper/Seven Up Bottling
 22,530,268      Term Loan, 4.71%, Maturing December 19, 2010        22,856,957
                 Graham Packaging Holdings Co.
 21,394,693      Term Loan, 8.00%, Maturing October 7, 2011          21,722,310
  1,000,000      Term Loan, 8.00%, Maturing April 7, 2012             1,024,792
                 Graphic Packaging International, Inc.
 32,562,499      Term Loan, 4.51%, Maturing August 8, 2009           33,181,186
                 Greif Bros. Corp.
  2,344,885      Term Loan, 3.88%, Maturing August 31, 2008           2,370,678
                 IPG (US), Inc.
  7,550,000      Term Loan, 4.14%, Maturing July 28, 2011             7,686,844
                 Jefferson Smurfit Corp.
    897,279      Revolving Loan, 7.25%, Maturing March 31,              891,297
                 2005
  1,392,285      Term Loan, 7.25%, Maturing March 31, 2007            1,397,506
                 Kranson Industries, Inc.
  4,139,625      Term Loan, 4.73%, Maturing July 30, 2011             4,181,021
                 Owens-Illinois, Inc.
  5,472,710      Term Loan, 4.74%, Maturing April 1, 2007             5,560,503
  4,464,286      Term Loan, 4.74%, Maturing April 1, 2008             4,543,339
    821,099      Term Loan, 8.00%, Maturing April 1, 2008               834,955
                 Printpack Holdings, Inc.
 13,155,094      Term Loan, 3.61%, Maturing March 31, 2009           13,286,645
                 Silgan Holdings, Inc.
 32,186,562      Term Loan, 5.75%, Maturing November 30, 2008        32,578,852
                 Sola International, Inc.
  2,925,000      Term Loan, 4.34%, Maturing December 11, 2009         2,965,219
                 Stone Container Corp.
 24,157,264      Term Loan, 6.25%, Maturing June 30, 2009            24,296,917
  2,639,762      Term Loan, 6.25%, Maturing June 30, 2009             2,657,911
                 U.S. Can Corp.
  7,907,756      Term Loan, 5.89%, Maturing January 15, 2010          7,917,641
-------------------------------------------------------------------------------
                                                                 $  250,966,836
-------------------------------------------------------------------------------
Cosmetics/Toiletries -- 0.8%
-------------------------------------------------------------------------------
                 American Safety Razor Co.
$ 1,840,750      Term Loan, 4.92%, Maturing April 29, 2011       $    1,868,361
                 Church & Dwight Co., Inc.
 28,528,500      Revolving Loan, 3.71%, Maturing May 30, 2011        28,902,937
                 Prestige Brands, Inc.
 10,701,244      Term Loan, 4.86%, Maturing April 7, 2011            10,810,482
                 Revlon Consumer Products Corp.
  2,600,000      Term Loan, 4.63%, Maturing July 9, 2010              2,641,844
-------------------------------------------------------------------------------
                                                                 $   44,223,624
-------------------------------------------------------------------------------
Ecological Services and Equipment -- 1.9%
-------------------------------------------------------------------------------
                 Alderwoods Group, Inc.
$ 6,944,902      Term Loan, 4.61%, Maturing August 19, 2010      $    7,072,952
                 Allied Waste Industries, Inc.
  6,988,143      Term Loan, 4.66%, Maturing January 15, 2009          7,070,037
  4,919,756      Term Loan, 4.66%, Maturing January 5, 2010           4,968,953
 19,253,599      Term Loan, 4.66%, Maturing January 15, 2010         19,475,747
  4,919,756      Term Loan, 4.66%, Maturing January 15, 2010          4,972,795
                 Casella Waste Systems, Inc.
  6,039,000      Term Loan, 4.62%, Maturing January 24, 2010          6,116,378
                 Environmental Systems, Inc.
  6,189,657      Term Loan, 12.01%, Maturing December 12, 2008        6,267,027
  1,000,000      Term Loan, 12.01%, Maturing December 12, 2010        1,037,500
                 Ionics, Inc.
  8,995,539      Term Loan, 4.73%, Maturing February 13, 2011         9,110,799
                 IPSI Corp.
  6,583,500      Term Loan, 5.08%, Maturing September 30, 2010        6,686,367
                 National Waterworks, Inc.
  5,508,687      Term Loan, 4.73%, Maturing November 22, 2009         5,572,957
                 Sensus Metering Systems, Inc.
  1,092,065      Term Loan, 4.65%, Maturing December 17, 2010         1,102,759
  7,280,435      Term Loan, 6.00%, Maturing December 17, 2010         7,351,725
                 Synagro Technologies, Inc.
    422,089      Term Loan, 3.68%, Maturing April 15, 2008              424,199
                 Waste Connections, Inc.
 15,246,000      Term Loan, 3.62%, Maturing October 22, 2010         15,431,818
-------------------------------------------------------------------------------
                                                                 $  102,662,013
-------------------------------------------------------------------------------
Electronics/Electrical -- 1.9%
-------------------------------------------------------------------------------
                 AMI Semiconductor
$ 5,937,513      Term Loan, 4.46%, Maturing September 26, 2008   $    6,004,310
                 Amphenol Corp.
 11,413,007      Term Loan, 3.76%, Maturing May 6, 2010              11,505,738
                 Communications & Power, Inc.
  5,673,994      Term Loan, 4.94%, Maturing July 23, 2010             5,763,830
                 Enersys Capital, Inc.
  8,479,829      Term Loan, 4.84%, Maturing March 17, 2011            8,591,127
                 Fairchild Semiconductor Corp.
  9,635,587      Term Loan, 3.23%, Maturing June 19, 2008             9,765,070
                 Invensys International Holding
 18,494,986      Term Loan, 6.08%, Maturing September 5, 2009        18,760,851
                 Memec Group Limited
  7,500,000      Term Loan, 4.44%, Maturing June 15, 2009             7,453,125
                 Panavision, Inc.
  3,264,285      Term Loan, 8.48%, Maturing January 12, 2007          3,314,271
                 Rayovac Corp.
  7,360,007      Term Loan, 4.38%, Maturing September 30,             7,479,607
                 2009
                 Seagate Technology Holdings
 13,895,853      Term Loan, 4.50%, Maturing November 22, 2006        14,109,502
                 Securityco, Inc.
  7,107,188      Term Loan, 5.94%, Maturing June 28, 2010             7,124,955
                 Viasystems, Inc.
  5,000,000      Term Loan, 6.49%, Maturing September 30,             5,047,915
                 2009
-------------------------------------------------------------------------------
                                                                 $  104,920,301
-------------------------------------------------------------------------------
Equipment Leasing -- 0.5%
-------------------------------------------------------------------------------
                 Anthony Crane Rental, L.P.
$ 4,211,457      Term Loan, 7.75%, Maturing July 20, 2006        $    3,390,223
                 United Rentals, Inc.
  3,908,212      Term Loan, 4.63%, Maturing February 14, 2011         3,948,924
 19,273,779      Term Loan, 4.63%, Maturing February 14, 2011        19,517,110
-------------------------------------------------------------------------------
                                                                 $   26,856,257
-------------------------------------------------------------------------------
Farming/Agriculture -- 0.4%
-------------------------------------------------------------------------------
                 Central Garden & Pet Co.
$ 6,408,850      Term Loan, 4.21%, Maturing May 19, 2009         $    6,484,955
                 IMC Global, Inc.
  7,884,091      Term Loan, 5.08%, Maturing November 17, 2006         7,914,642
                 The Scotts Co.
  5,314,578      Term Loan, 3.44%, Maturing September 30,             5,362,324
                 2010
-------------------------------------------------------------------------------
                                                                 $   19,761,921
-------------------------------------------------------------------------------
Financial Intermediaries -- 1.0%
-------------------------------------------------------------------------------
                 AIMCO Properties, L.P.
$12,600,000      Term Loan, 4.94%, Maturing May 30, 2008         $   12,812,625
                 Coinstar, Inc.
  5,735,625      Term Loan, 4.29%, Maturing July 7, 2011              5,832,414
                 Corrections Corp. of America
  4,946,205      Term Loan, 3.50%, Maturing March 31, 2008            5,032,763
  6,054,973      Term Loan, 3.50%, Maturing March 31, 2008            6,160,935
                 Refco Group Ltd, LLC
 21,150,000      Term Loan, 4.46%, Maturing August 5, 2011           21,211,695
                 Wackenhut Corrections Corp.
  2,576,055      Term Loan, 4.09%, Maturing July 9, 2009              2,606,646
-------------------------------------------------------------------------------
                                                                 $   53,657,078
-------------------------------------------------------------------------------
Food Products -- 2.5%
-------------------------------------------------------------------------------
                 Acosta Sales Co., Inc.
$ 7,150,000      Term Loan, 4.73%, Maturing August 13, 2010      $    7,221,500
                 American Seafoods Holdings, LLC
  1,011,581      Term Loan, 5.29%, Maturing September 30,             1,011,581
                 2007
  4,822,402      Term Loan, 5.29%, Maturing March 31, 2009            4,854,051
                 Atkins Nutritional, Inc.
  1,895,000      Term Loan, 4.12%, Maturing November 26, 2009         1,565,270
                 Del Monte Corp.
 12,029,040      Term Loan, 4.38%, Maturing December 20, 2010        12,256,461
                 Doan Pet Care Co.
  1,286,091      Term Loan, 7.23%, Maturing December 29, 2005         1,294,665
  1,429,329      Term Loan, 4.38%, Maturing December 29, 2006         1,438,858
                 Dole Food Co., Inc.
  4,353,054      Term Loan, 4.44%, Maturing September 29,             4,418,350
                 2008
  6,053,617      Term Loan, 4.44%, Maturing September 29,             6,136,854
                 2008
                 Interstate Brands Corp.
  1,875,000      Term Loan, 5.47%, Maturing July 19, 2006             1,828,125
 11,043,071      Term Loan, 5.47%, Maturing July 19, 2007            10,825,667
  1,972,066      Term Loan, 5.47%, Maturing July 19, 2007             1,928,434
                 Land O' Lakes
    482,778      Term Loan, 3.34%, Maturing October 1, 2007             491,327
                 Merisant Co.
 15,728,438      Term Loan, 4.88%, Maturing January 11, 2010         15,993,855
                 Michael Foods, Inc.
 13,950,844      Term Loan, 4.48%, Maturing November 20, 2010        14,155,754
  6,200,000      Term Loan, 4.48%, Maturing November 20, 2011         6,380,191
                 Pinnacle Foods Holdings Corp.
    230,769      Revolving Loan, 4.26%, Maturing November 25,
                 2009                                                   226,154
 16,362,730      Term Loan, 4.98%, Maturing November 25, 2010        16,526,357
  5,626,770      Term Loan, 4.98%, Maturing November 25, 2010         5,674,834
                 Reddy Ice Group, Inc.
  2,101,884      Term Loan, 4.46%, Maturing July 31, 2009             2,126,844
  8,780,653      Term Loan, 4.46%, Maturing July 31, 2009             8,888,585
                 Seminis Vegetable Seeds, Inc.
 10,096,339      Term Loan, 4.46%, Maturing September 30,            10,243,574
                 2009
-------------------------------------------------------------------------------
                                                                 $  135,487,291
-------------------------------------------------------------------------------
Food Service -- 2.0%
-------------------------------------------------------------------------------
                 AFC Enterprises, Inc.
$ 1,152,465      Term Loan, 4.95%, Maturing December 31, 2004    $    1,138,060
  3,903,622      Term Loan, 4.95%, Maturing May 23, 2007              3,922,164
                 Buffets, Inc.
  1,227,273      Term Loan, 5.48%, Maturing June 28, 2009             1,233,409
 12,087,685      Term Loan, 5.48%, Maturing June 28, 2009            12,148,123
                 Carrols Corp.
  2,506,129      Term Loan, 6.00%, Maturing November 30, 2007         2,521,792
                 CKE Restaurants, Inc.
  4,234,668      Term Loan, 4.88%, Maturing July 2, 2008              4,324,655
                 Denny's, Inc.
  6,770,000      Term Loan, 5.16%, Maturing September 21,             6,920,213
                 2009
                 Domino's, Inc.
 31,519,836      Term Loan, 4.25%, Maturing June 25, 2010            32,160,099
                 Gate Gourmet Borrower, LLC
  8,252,000      Term Loan, 9.50%, Maturing December 31, 2008         8,417,040
                 Jack in the Box, Inc.
 12,059,875      Term Loan, 4.30%, Maturing January 8, 2011          12,233,236
                 Maine Beverage Co., LLC
  4,400,000      Term Loan, 5.34%, Maturing June 30, 2010             4,422,000
                 Weight Watchers International
    822,858      Revolving Loan, 6.76%, Maturing March 31,              822,344
                 2009
 12,245,566      Term Loan, 6.76%, Maturing March 31, 2010           12,337,407
  4,550,000      Term Loan, 6.76%, Maturing March 31, 2010            4,592,656
-------------------------------------------------------------------------------
                                                                 $  107,193,198
-------------------------------------------------------------------------------
Food/Drug Retailers -- 1.9%
-------------------------------------------------------------------------------
                 Cumberland Farms, Inc.
$ 8,578,791      Term Loan, 4.49%, Maturing September 8, 2008    $    8,648,494
                 General Nutrition Centers, Inc.
  8,936,237      Term Loan, 6.42%, Maturing December 5, 2009          9,036,770
                 Giant Eagle, Inc.
 12,872,018      Term Loan, 3.86%, Maturing August 6, 2009           13,046,330
  4,667,128      Term Loan, 3.86%, Maturing August 6, 2009            4,728,384
                 Rite Aid Corp.
 12,102,000      Term Loan, 3.64%, Maturing September 22,            12,238,148
                 2009
                 Roundy's, Inc.
 19,862,154      Term Loan, 3.74%, Maturing June 6, 2009             20,085,604
                 The Jean Coutu Group (PJC), Inc.
 23,450,000      Term Loan, 6.43%, Maturing July 30, 2011            23,840,396
                 The Pantry, Inc.
  8,612,789      Term Loan, 4.44%, Maturing March 12, 2011            8,747,364
-------------------------------------------------------------------------------
                                                                 $  100,371,490
-------------------------------------------------------------------------------
Forest Products -- 1.1%
-------------------------------------------------------------------------------
                 Appleton Papers, Inc.
$12,553,538      Term Loan, 4.16%, Maturing June 11, 2010        $   12,713,595
                 Buckeye Technologies, Inc.
 11,303,626      Term Loan, 4.41%, Maturing April 15, 2010           11,477,894
                 Koch Cellulose, LLC
  2,681,961      Term Loan, 4.22%, Maturing May 7, 2011               2,724,706
 10,724,799      Term Loan, 4.22%, Maturing May 7, 2011              10,895,731
                 RLC Industries Co.
 20,460,545      Term Loan, 3.96%, Maturing February 24, 2010        20,588,423
-------------------------------------------------------------------------------
                                                                 $   58,400,349
-------------------------------------------------------------------------------
Healthcare -- 6.7%
-------------------------------------------------------------------------------
                 Accredo Health, Inc.
$ 8,977,500      Term Loan, 3.71%, Maturing April 30, 2011       $    9,044,831
                 Advanced Medical Optics, Inc.
  8,729,289      Term Loan, 5.07%, Maturing June 25, 2009             8,862,960
                 Alliance Imaging, Inc.
  9,498,294      Term Loan, 4.41%, Maturing June 10, 2008             9,473,066
                 Amerisource Bergen Corp.
 10,650,000      Term Loan, 3.14%, Maturing March 31, 2005           10,676,625
                 AMN Healthcare, Inc.
  2,792,270      Term Loan, 4.46%, Maturing October 2, 2008           2,807,976
                 Apria Healthcare Group, Inc.
  2,260,274      Term Loan, 3.60%, Maturing July 20, 2006             2,276,521
                 Ardent Health Services, Inc.
  8,400,000      Term Loan, 7.00%, Maturing July 12, 2011             8,407,879
                 Colgate Medical, Ltd.
  5,442,978      Term Loan, 4.72%, Maturing December 30, 2008         5,490,604
                 Community Health Systems, Inc.
 42,254,351      Term Loan, 3.54%, Maturing July 5, 2010             42,468,353
                 Concentra Operating Corp.
  7,900,200      Term Loan, 4.30%, Maturing June 30, 2009             7,992,372
  5,273,533      Term Loan, 4.30%, Maturing June 30, 2009             5,335,059
                 Conmed Corp.
  9,649,900      Term Loan, 5.83%, Maturing December 31, 2007         9,762,485
                 Cross Country Healthcare, Inc.
  1,988,040      Term Loan, 4.27%, Maturing June 5, 2009              2,006,678
                 Dade Behring Holdings, Inc.
  2,464,923      Term Loan, 4.52%, Maturing October 3, 2008           2,497,275
                 Davita, Inc.
 31,265,705      Term Loan, 3.98%, Maturing March 31, 2009           31,698,047
  5,500,000      Term Loan, 4.25%, Maturing July 20, 2010             5,557,580
                 DJ Orthopedics, Inc.
 10,649,355      Term Loan, 4.01%, Maturing May 15, 2009             10,762,504
                 Encore Medical IHC, Inc.
  8,150,000      Term Loan, 4.84%, Maturing October 4, 2010           8,277,344
                 Envision Worldwide, Inc.
  6,300,000      Term Loan, 6.84%, Maturing September 30,             6,315,750
                 2010
                 Express Scripts, Inc.
 10,447,500      Term Loan, 3.23%, Maturing February 13, 2010        10,530,213
                 FHC Health Systems, Inc.
  1,625,000      Term Loan, 5.71%, Maturing December 18, 2009         1,645,313
  2,321,429      Term Loan, 9.79%, Maturing December 18, 2009         2,350,446
                 Fisher Scientific International, Inc.
 18,306,625      Term Loan, 3.46%, Maturing August 2, 2011           18,481,105
                 Frensius Medical Care Holding
 24,376,241      Term Loan, 3.81%, Maturing February 21, 2010        24,592,068
                 Hanger Orthopedic Group, Inc.
  4,709,957      Term Loan, 5.48%, Maturing September 30,             4,709,957
                 2009
                 Iasis Healthcare, LLC
 12,109,650      Term Loan, 4.25%, Maturing June 16, 2011            12,288,776
                 Kinetic Concepts, Inc.
 14,348,705      Term Loan, 4.67%, Maturing October 3, 2009          14,531,049
                 Knowledge Learning Corp.
  7,756,855      Term Loan, 5.23%, Maturing May 15, 2010              7,795,640
                 Leiner Health Products, Inc.
  8,229,375      Term Loan, 4.89%, Maturing May 27, 2011              8,352,816
                 Magellan Health Services, Inc.
  3,318,694      Term Loan, 3.98%, Maturing August 15, 2008           3,343,584
  5,890,681      Term Loan, 4.13%, Maturing August 15, 2008           5,934,861
                 Mariner Health Care, Inc.
  2,429,523      Term Loan, 4.71%, Maturing January 2, 2010           2,438,633
                 Medcath Holdings Corp.
  3,037,388      Term Loan, 5.06%, Maturing June 30, 2011             3,082,001
                 Sunrise Medical Holdings, Inc.
  5,471,694      Term Loan, 5.23%, Maturing May 13, 2010              5,519,572
                 Sybron Dental Management, Inc.
  3,995,808      Term Loan, 3.68%, Maturing June 8, 2009              4,025,277
                 Team Health, Inc.
  8,312,115      Term Loan, 5.23%, Maturing March 23, 2011            8,390,041
                 Triad Hospitals Holdings
  2,276,171      Term Loan, 4.21%, Maturing September 30,             2,290,113
                 2006
 12,070,554      Term Loan, 5.05%, Maturing March 31, 2007           12,254,630
                 Vanguard Health Holding Co., LLC
  6,170,000      Term Loan, 5.58%, Maturing September 23,             6,279,906
                 2011
                 Vicar Operating
  3,582,000      Term Loan, 6.49%, Maturing September 30,             3,646,924
                 2008
                 VWR International, Inc.
  9,295,667      Term Loan, 5.71%, Maturing April 7, 2011             9,458,341
-------------------------------------------------------------------------------
                                                                 $  361,655,175
-------------------------------------------------------------------------------
Home Furnishings -- 1.2%
-------------------------------------------------------------------------------
                 General Binding Corp.
$ 2,070,000      Term Loan, 6.42%, Maturing January 15, 2008     $    2,079,056
                 Interline Brands, Inc.
  3,281,250      Term Loan, 5.47%, Maturing November 30, 2009         3,320,215
                 Juno Lighting, Inc.
  5,884,051      Term Loan, 3.60%, Maturing November 21, 2010         5,968,635
                 Knoll, Inc.
 16,625,000      Term Loan, 4.84%, Maturing September 30,            16,853,594
                 2011
                 Sealy Mattress Co.
 13,109,362      Term Loan, 4.17%, Maturing April 6, 2012            13,297,809
                 Simmons Co.
 17,637,037      Term Loan, 3.96%, Maturing December 19, 2011        17,835,454
                 Termpur-Pedic, Inc.
  6,054,469      Term Loan, 3.94%, Maturing June 30, 2009             6,094,205
-------------------------------------------------------------------------------
                                                                 $   65,448,968
-------------------------------------------------------------------------------
Industrial Equipment -- 1.3%
-------------------------------------------------------------------------------
                 Bucyrus International, Inc.
$ 1,703,438      Term Loan, 4.04%, Maturing July 28, 2010        $    1,732,183
                 Chart Industries, Inc.
  4,362,732      Term Loan, 5.61%, Maturing September 15,             4,354,552
                 2009
                 Colfax Corp.
  2,273,163      Term Loan, 4.88%, Maturing May 30, 2009              2,284,529
                 Douglas Dynamics Holdings, Inc.
  4,883,038      Term Loan, 4.25%, Maturing March 30, 2010            4,956,283
                 Flowserve Corp.
  2,051,393      Term Loan, 4.65%, Maturing June 30, 2007             2,065,923
  5,822,934      Term Loan, 4.65%, Maturing June 30, 2009             5,919,379
                 Gleason Corp.
  3,250,000      Term Loan, 4.65%, Maturing July 27, 2011             3,290,625
                 Itron, Inc.
  7,559,831      Term Loan, 4.25%, Maturing December 17, 2010         7,637,002
                 MTD Products
  7,880,250      Term Loan, 3.63%, Maturing June 1, 2010              7,959,053
                 SPX Corp.
 26,378,306      Term Loan, 3.94%, Maturing September 30,            26,691,549
                 2009
                 Terex Corp.
  1,744,670      Term Loan, 3.94%, Maturing July 3, 2009              1,767,568
-------------------------------------------------------------------------------
                                                                 $   68,658,646
-------------------------------------------------------------------------------
Insurance -- 1.1%
-------------------------------------------------------------------------------
                 Alliant Resources Group, Inc.
$ 6,733,125      Term Loan, 5.67%, Maturing August 31, 2011      $    6,741,541
                 CCC Information Services Group
  4,675,349      Term Loan, 4.96%, Maturing August 20, 2010           4,710,414
                 Conseco, Inc.
 29,575,875      Term Loan, 5.41%, Maturing June 22, 2010            30,198,211
                 Hilb, Rogal And Hamilton Co.
 10,962,905      Term Loan, 4.25%, Maturing June 30, 2007            10,990,312
                 U.S.I. Holdings Corp.
  6,897,576      Term Loan, 4.63%, Maturing August 11, 2008           6,947,155
-------------------------------------------------------------------------------
                                                                 $   59,587,633
-------------------------------------------------------------------------------
Leisure Goods/Activities/Movies -- 4.9%
-------------------------------------------------------------------------------
                 AMF Bowling Worldwide, Inc.
$ 7,905,045      Term Loan, 4.00%, Maturing August 27, 2009      $    7,963,856
                 Bombardier Recreational Products, Inc.
  9,596,775      Term Loan, 4.25%, Maturing December 18, 2010         9,758,721
  4,164,075      Term Loan, 4.25%, Maturing December 18, 2010         4,234,344
                 Cinemark, Inc.
 20,001,994      Term Loan, 4.54%, Maturing March 31, 2011           20,227,016
                 Hollywood Entertainment Corp.
  2,656,774      Term Loan, 5.75%, Maturing March 31, 2008            2,668,398
                 Lions Gate Entertainment, Inc.
  5,138,889      Term Loan, 4.23%, Maturing December 31, 2008         5,183,854
    161,992      Revolving Loan, 5.23%, Maturing December 31,
                 2008                                                   159,562
                 Loews Cineplex Entertainment
 24,300,000      Term Loan, 5.23%, Maturing July 30, 2011            24,634,125
                 Metro-Goldwyn-Mayer Studio, Inc.
 51,450,000      Term Loan, 4.48%, Maturing April 30, 2011           51,694,388
                 New England Sports Ventures
 14,000,000      Term Loan, 5.70%, Maturing February 28, 2005        14,000,000
                 Regal Cinemas Corp.
 41,122,095      Term Loan, 3.88%, Maturing November 10, 2010        41,677,243
                 Scientific Games Corp.
  9,023,920      Term Loan, 4.50%, Maturing December 31, 2009         9,159,278
                 Six Flags Theme Parks, Inc.
 29,451,257      Term Loan, 4.34%, Maturing June 30, 2009            29,681,360
                 Universal City Development, LLP
  8,609,280      Term Loan, 4.17%, Maturing June 30, 2007             8,641,565
                 WMG Acquisition Corp.
 27,156,075      Term Loan, 4.53%, Maturing February 28, 2011        27,575,528
                 Yankees Holdings & Yankeenets, LLC
  2,935,429      Term Loan, 3.73%, Maturing June 25, 2007             2,983,129
  6,404,571      Term Loan, 3.73%, Maturing June 25, 2007             6,508,646
-------------------------------------------------------------------------------
                                                                 $  266,751,013
-------------------------------------------------------------------------------
Lodging and Casinos -- 2.8%
-------------------------------------------------------------------------------
                 Alliance Gaming Corp.
$14,788,875      Term Loan, 3.54%, Maturing September 5, 2009    $   14,964,493
                 Ameristar Casinos, Inc.
  7,031,559      Term Loan, 3.14%, Maturing December 20, 2006         7,119,453
                 Argosy Gaming Co.
 13,000,000      Term Loan, 3.82%, Maturing June 30, 2011            13,113,750
                 Aztar Corp.
  1,995,000      Term Loan, 4.00%, Maturing July 27, 2009             2,009,963
                 Boca Resorts, Inc.
  8,550,000      Term Loan, 4.25%, Maturing July 22, 2009             8,550,000
                 Boyd Gaming Corp.
 24,912,563      Term Loan, 3.81%, Maturing June 30, 2011            25,251,996
                 CNL Resort Hotel, L.P.
  7,700,000      Term Loan, 4.34%, Maturing August 18, 2006           7,700,000
                 Globalcash Access, LLC
  4,686,171      Term Loan, 3.74%, Maturing March 10, 2010            4,771,108
                 Green Valley Ranch Gaming, LLC
    992,500      Term Loan, 3.72%, Maturing December 31, 2010         1,007,388
                 Isle of Capri Casions, Inc.
  8,353,125      Term Loan, 4.12%, Maturing April 25, 2008            8,457,539
                 Marina District Finance Co., Inc.
 15,750,000      Term Loan, 3.93%, Maturing October 14, 2011         15,871,401
                 Mohegan Tribal Gaming Authority
  3,208,328      Term Loan, 4.98%, Maturing March 31, 2008            3,216,348
                 Penn National Gaming, Inc.
  1,567,878      Term Loan, 4.48%, Maturing July 31, 2006             1,594,662
                 Pinnacle Entertainment, Inc.
  6,620,000      Term Loan, 4.98%, Maturing August 27, 2010           6,719,300
                 Seminole Tribe of Florida
  3,100,000      Term Loan, 6.00%, Maturing September 30,             3,131,000
                 2011
                 United Auburn Indian Community
  1,478,765      Term Loan, 6.09%, Maturing January 24, 2009          1,486,158
                 Vail Resorts, Inc.
  4,434,475      Term Loan, 4.38%, Maturing December 10, 2010         4,477,897
                 Venetian Casino Resort, LLC
 11,682,727      Term Loan, 5.06%, Maturing June 15, 2011            11,899,348
                 Wyndham International, Inc.
  7,272,062      Term Loan, 6.07%, Maturing June 30, 2006             7,290,242
-------------------------------------------------------------------------------
                                                                 $  148,632,046
-------------------------------------------------------------------------------
Nonferrous Metals/Minerals -- 0.8%
-------------------------------------------------------------------------------
                 Compass Minerals Group, Inc.
$ 2,908,987      Term Loan, 4.30%, Maturing November 28, 2009    $    2,953,835
                 Consol Energy, Inc.
  8,075,000      Term Loan, 4.34%, Maturing June 30, 2010             8,244,074
                 Foundation Coal Corp.
 10,600,000      Term Loan, 4.04%, Maturing July 30, 2011            10,732,500
                 Magnequench, Inc.
 10,969,619      Term Loan, 12.84%, Maturing September 30,           11,051,891
                 2009
  1,600,000      Term Loan, 12.84%, Maturing December 31, 2009        1,624,000
                 Severstal North America, Inc.
    466,440      Revolving Loan, 4.00%, Maturing April 7, 2007          465,565
                 Stillwater Mining Co.
  7,481,250      Term Loan, 5.25%, Maturing June 30, 2007             7,607,496
    348,750      Revolving Loan, 5.25%, Maturing June 30, 2007          346,134
-------------------------------------------------------------------------------
                                                                 $   43,025,495
-------------------------------------------------------------------------------
Oil and Gas -- 2.8%
-------------------------------------------------------------------------------
                 Beldon & Blake Corp.
$ 4,393,988      Term Loan, 4.60%, Maturing July 21, 2011        $    4,468,136
                 BPL Acquisition, L.P.
  5,985,000      Term Loan, 3.81%, Maturing May 4, 2010               6,063,553
                 Columbia Natural Resources, LLC
  8,125,000      Revolving Loan, 5.81%, Maturing August 28,           8,104,688
                 2008
                 Dresser, Inc.
  5,582,685      Term Loan, 4.46%, Maturing March 31, 2007            5,642,001
                 Dynegy Holdings, Inc.
 17,007,375      Term Loan, 5.84%, Maturing May 28, 2010             17,384,735
                 Getty Petroleum Marketing, Inc.
 13,766,667      Term Loan, 5.23%, Maturing May 19, 2010             13,990,375
                 La Grange Acquisition, L.P.
 15,400,000      Term Loan, 4.96%, Maturing January 18, 2008         15,655,070
                 Lyondell-Citgo Refining, L.P.
  8,488,725      Term Loan, 3.59%, Maturing May 21, 2007              8,552,390
                 Magellan Midstream Holdings
  4,709,146      Term Loan, 4.13%, Maturing June 17, 2008             4,779,783
                 Pride Offshore, Inc.
  7,196,963      Term Loan, 3.61%, Maturing July 7, 2011              7,289,926
                 Semgroup, L.P.
  4,350,000      Term Loan, 5.33%, Maturing August 27, 2010           4,415,250
                 Sprague Energy Corp.
 11,496,429      Revolving Loan, 4.32%, Maturing August 10,          11,467,688
                 2007
                 The Premcor Refining Group, Inc.
 13,800,000      Term Loan, 4.21%, Maturing April 13, 2009           14,007,000
                 Transwestern Pipeline Co.
 10,758,038      Term Loan, 4.09%, Maturing April 30, 2009           10,827,513
                 Williams Production RMT Co.
 19,630,941      Term Loan, 5.71%, Maturing May 30, 2007             19,958,130
-------------------------------------------------------------------------------
                                                                 $  152,606,238
-------------------------------------------------------------------------------
Publishing -- 6.2%
-------------------------------------------------------------------------------
                 Advanstar Communications
$ 1,412,557      Term Loan, 5.07%, Maturing October 11, 2007     $    1,420,796
                 American Media Operations, Inc.
  3,222,250      Term Loan, 4.81%, Maturing April 1, 2007             3,268,570
 11,407,219      Term Loan, 4.81%, Maturing April 1, 2008            11,585,457
                 CBD Media, LLC
  8,512,234      Term Loan, 4.62%, Maturing December 31, 2009         8,623,957
                 Dex Media East, LLC
  9,847,231      Term Loan, 3.82%, Maturing November 8, 2008          9,963,143
 10,911,100      Term Loan, 3.82%, Maturing May 8, 2009              11,070,217
                 Dex Media West, LLC
 12,613,132      Term Loan, 3.82%, Maturing September 9, 2009        12,775,299
 17,098,141      Term Loan, 3.82%, Maturing March 9, 2010            17,365,299
                 Freedom Communications
  1,188,000      Term Loan, 4.04%, Maturing May 18, 2011              1,202,850
 23,450,000      Term Loan, 4.04%, Maturing May 18, 2012             23,842,788
                 Herald Media, Inc.
  3,002,475      Term Loan, 4.45%, Maturing July 22, 2011             3,043,759
                 Journal Register Co.
 32,849,600      Term Loan, 3.60%, Maturing August 12, 2012          33,013,848
                 Lamar Media Corp.
  4,694,081      Term Loan, 5.59%, Maturing June 30, 2009             4,721,955
 22,993,607      Term Loan, 5.59%, Maturing June 30, 2010            23,219,956
                 Liberty Group Operating
  4,112,273      Term Loan, 4.89%, Maturing April 30, 2007            4,137,975
                 Medianews Group, Inc.
  9,136,865      Term Loan, 3.38%, Maturing August 25, 2010           9,211,102
                 Merrill Communications, LLC
 13,865,000      Term Loan, 4.48%, Maturing February 9, 2009         14,025,321
                 Morris Publishing Group, LLC
  4,200,000      Term Loan, 3.63%, Maturing September 30, 2010        4,235,440
  6,300,000      Term Loan, 3.63%, Maturing March 31, 2011            6,376,784
                 Nebraska Book Co., Inc.
 10,472,375      Term Loan, 4.67%, Maturing March 4, 2011            10,616,370
                 Newspaper Holdings, Inc.
  4,214,545      Revolving Loan, 3.69%, Maturing August 24,           4,200,060
                 2011
 11,628,182      Term Loan, 3.69%, Maturing August 24, 2011          11,624,554
                 R.H. Donnelley Corp.
 38,004,750      Term Loan, 6.50%, Maturing June 30, 2011            38,602,527
                 SP Newsprint Co.
  3,706,792      Term Loan, 5.02%, Maturing January 9, 2010           3,762,394
  6,863,333      Term Loan, 5.02%, Maturing January 9, 2010           6,966,283
                 Sun Media Corp.
  8,603,695      Term Loan, 4.13%, Maturing February 7, 2009          8,670,915
                 The Reader's Digest Association, Inc.
 13,133,934      Term Loan, 3.84%, Maturing May 20, 2008             13,312,477
                 Transwestern Publishing Co., LLC
  8,142,012      Term Loan, 4.09%, Maturing February 25, 2011         8,246,335
  1,610,000      Term Loan, 4.09%, Maturing August 24, 2012           1,627,861
                 Weekly Reader Corp.
  4,500,000      Term Loan, 6.76%, Maturing March 29, 2009            4,491,563
                 Xerox Corp.
  8,750,000      Term Loan, 3.73%, Maturing September 30, 2008        8,817,445
                 Yell Group, PLC
 13,000,000      Term Loan, 3.21%, Maturing July 8, 2008             12,971,569
-------------------------------------------------------------------------------
                                                                 $  337,014,869
-------------------------------------------------------------------------------
Radio and Television -- 3.5%
-------------------------------------------------------------------------------
                 Adams Outdoor Advertising, L.P.
$17,705,625      Term Loan, 4.33%, Maturing October 15, 2011     $   17,952,760
                 Block Communications, Inc.
  5,577,437      Term Loan, 4.73%, Maturing November 30, 2009         5,619,268
                 Canwest Media, Inc.
 11,298,069      Term Loan, 4.07%, Maturing August 15, 2009          11,453,417
                 Cumulus Media, Inc.
  5,293,750      Term Loan, 4.49%, Maturing March 28, 2009            5,345,036
  9,177,000      Term Loan, 4.49%, Maturing March 28, 2010            9,326,126
                 Emmis Operating Co.
 31,100,000      Term Loan, 3.59%, Maturing November 10, 2011        31,434,325
                 Entravision Communications Co.
  2,800,000      Term Loan, 3.85%, Maturing February 27, 2012         2,832,376
                 Gray Television, Inc.
  9,351,787      Term Loan, 3.72%, Maturing December 31, 2010         9,480,374
                 Lin Television Corp.
  5,238,500      Term Loan, 4.23%, Maturing December 31, 2007         5,304,448
  4,917,775      Term Loan, 4.23%, Maturing December 31, 2007         4,983,344
                 NEP Supershooters, L.P.
  4,100,000      Term Loan, 5.70%, Maturing February 3, 2011          4,146,125
                 Nexstar Broadcasting, Inc.
  9,474,641      Term Loan, 3.73%, Maturing December 31, 2010         9,486,484
  5,173,653      Term Loan, 3.73%, Maturing December 31, 2010         5,189,820
                 Radio One, Inc.
  3,371,162      Term Loan, 2.44%, Maturing June 30, 2007             3,345,878
                 Rainbow National Services, LLC
 12,700,588      Term Loan, 4.50%, Maturing March 31, 2012           12,922,848
                 Raycom National, LLC
 12,850,000      Term Loan, 4.50%, Maturing February 24, 2012        12,930,313
                 Sinclair Television Group, Inc.
  8,370,000      Term Loan, 3.96%, Maturing June 30, 2009             8,427,544
 11,000,000      Term Loan, 3.96%, Maturing December 31, 2009        11,119,163
                 Spanish Broadcasting System
  4,218,125      Term Loan, 5.02%, Maturing October 30, 2009          4,270,852
                 Susquehanna Media Co.
 14,750,000      Term Loan, 4.05%, Maturing March 31, 2012           14,966,648
-------------------------------------------------------------------------------
                                                                 $  190,537,149
-------------------------------------------------------------------------------
Rail Industries -- 0.6%
-------------------------------------------------------------------------------
                 Kansas City Southern Railway
$ 9,626,625      Term Loan, 4.08%, Maturing March 30, 2008       $    9,746,958
                 Railamerica, Inc.
 18,242,229      Term Loan, 3.94%, Maturing September 29,            18,553,861
                 2011
  2,156,430      Term Loan, 3.94%, Maturing September 29,             2,193,268
                 2011
-------------------------------------------------------------------------------
                                                                 $   30,494,087
-------------------------------------------------------------------------------
Retailers (Except Food and Drug) -- 3.1%
-------------------------------------------------------------------------------
                 Advance Stores Co., Inc.
$ 3,451,735      Term Loan, 4.18%, Maturing November 30, 2006    $    3,468,994
  9,379,396      Term Loan, 4.18%, Maturing November 30, 2007         9,426,293
                 Alimentation Couche-Tard, Inc.
  5,538,894      Term Loan, 4.61%, Maturing December 17, 2010         5,603,517
                 American Achievement Corp.
  8,057,006      Term Loan, 4.66%, Maturing March 25, 2011            8,182,897
                 Amscan Holdings, Inc.
  7,680,750      Term Loan, 3.76%, Maturing April 30, 2012            7,776,759
                 CKS Auto, Inc.
 20,944,750      Term Loan, 4.88%, Maturing June 20, 2009            21,193,469
                 Coinmach Laundry Corp.
 15,721,675      Term Loan, 4.64%, Maturing July 25, 2009            15,905,917
                 FTD, Inc.
  9,751,000      Term Loan, 4.63%, Maturing February 28, 2011         9,903,359
                 Harbor Freight Tools USA, Inc.
 16,490,000      Term Loan, 5.48%, Maturing July 15, 2010            16,660,061
                 Home Interiors & Gifts, Inc.
  2,953,125      Term Loan, 6.42%, Maturing March 31, 2011            2,851,980
                 Josten's Corp.
  2,000,000      Term Loan, 6.25%, Maturing October 4, 2011           2,022,500
 16,626,207      Term Loan, 6.25%, Maturing October 4, 2011          16,896,383
                 Mall of America Kay-Bee Toy, Inc.
  1,572,308      DIP Loan, 5.34%, Maturing January 16, 2008           1,568,377
                 Oriental Trading Co., Inc.
 10,881,498      Term Loan, 8.00%, Maturing August 4, 2010           11,051,521
  1,000,000      Term Loan, 8.00%, Maturing January 8, 2011           1,019,792
                 Petco Animal Supplies, Inc.
  4,696,845      Term Loan, 4.34%, Maturing October 2, 2008           4,770,233
                 Petro Stopping Center, L.P.
    531,250      Term Loan, 4.34%, Maturing February 9, 2007            539,219
                 Rent-A-Center, Inc.
 15,187,941      Term Loan, 3.88%, Maturing June 30, 2010            15,341,400
                 Riddell Bell Holdings, Inc.
  1,500,000      Term Loan, 5.20%, Maturing September 30, 2011        1,524,375
                 Savers, Inc.
  3,491,250      Term Loan, 6.50%, Maturing August 4, 2009            3,519,616
                 Stewart Enterprises, Inc.
    604,293      Term Loan, 4.20%, Maturing January 31, 2006            609,958
                 Travelcenters of America, Inc.
  8,032,520      Term Loan, 5.05%, Maturing November 30, 2008         8,126,235
-------------------------------------------------------------------------------
                                                                 $  167,962,855
-------------------------------------------------------------------------------
Surface Transport -- 0.8%
-------------------------------------------------------------------------------
                 Horizon Lines, LLC
$ 5,885,250      Term Loan, 4.73%, Maturing July 7, 2011         $    5,993,144
                 Laidlaw International, Inc.
 16,634,334      Term Loan, 5.59%, Maturing June 19, 2009            16,912,443
                 NFIL Holding Corp.
  6,631,441      Term Loan, 4.31%, Maturing February 27, 2010         6,724,699
  2,177,724      Term Loan, 4.71%, Maturing February 27, 2010         2,211,751
                 Quality Distribution, LLC
  2,435,662      Term Loan, 5.07%, Maturing November 13, 2009         2,386,948
                 Sirva Worldwide, Inc.
 10,170,588      Term Loan, 4.34%, Maturing December 31, 2010        10,259,581
-------------------------------------------------------------------------------
                                                                 $   44,488,566
-------------------------------------------------------------------------------
Telecommunications -- 5.2%
-------------------------------------------------------------------------------
                 American Tower, L.P.
$27,132,000      Term Loan, 4.48%, Maturing August 31, 2011      $   27,532,631
                 Cellular South, Inc.
  8,379,000      Term Loan, 4.50%, Maturing May 4, 2011               8,499,448
                 Centennial Cellular Operating
 14,770,763      Term Loan, 4.50%, Maturing February 9, 2011         14,965,943
                 Cincinnati Bell, Inc.
 17,416,363      Term Loan, 4.54%, Maturing June 30, 2008            17,601,412
                 Consolidated Communications, Inc.
  1,264,481      Term Loan, 4.34%, Maturing October 14, 2010          1,267,642
 12,757,333      Term Loan, 4.34%, Maturing October 14, 2011         12,884,907
                 D&E Communications, Inc.
  3,275,076      Term Loan, 4.52%, Maturing December 31, 2011         3,323,180
                 Dobson Cellular Systems, Inc.
 13,862,487      Term Loan, 5.38%, Maturing March 31, 2010           13,826,972
                 Faupoint Communications Inc.
  4,159,928      Term Loan, 4.98%, Maturing March 31, 2007            4,180,728
                 Nextel Communications
 37,852,545      Term Loan, 3.73%, Maturing December 15, 2010        38,005,545
                 Nextel Partners Operation Corp.
 16,800,000      Term Loan, 4.31%, Maturing May 31, 2011             17,085,247
                 Ntelos, Inc.
  4,739,741      Term Loan, 5.96%, Maturing July 25, 2008             4,730,854
                 PanAmsat Corp.
 26,388,145      Term Loan, 4.66%, Maturing August 20, 2011          26,566,555
                 Qwest Corp.
 36,040,000      Term Loan, 6.50%, Maturing June 4, 2007             37,516,991
                 SBA Senior Finance, Inc.
 10,594,362      Term Loan, 5.21%, Maturing October 31, 2008         10,703,621
                 Spectrasite Communications, Inc.
  2,515,432      Term Loan, 4.11%, Maturing June 30, 2007             2,522,113
 12,840,631      Term Loan, 5.23%, Maturing December 31, 2007        12,874,337
                 Valor Telecommunications Enterprises, LLC
  1,201,458      Term Loan, 4.38%, Maturing June 30, 2008             1,216,476
                 Western Wireless Corp.
 22,443,750      Term Loan, 4.94%, Maturing May 31, 2011             22,814,476
                 Winstar Communications, Inc.
    127,026      DIP Loan, 4.68%, Maturing December 31,                  46,123
                 2004(2)(3)
-------------------------------------------------------------------------------
                                                                 $  278,165,201
-------------------------------------------------------------------------------
Utilities -- 2.4%
-------------------------------------------------------------------------------
                 Allegheny Energy Supply Co.
$17,961,798      Term Loan, 3.70%, Maturing March 8, 2011        $   18,079,681
                 Centerpoint Energy, Inc.
 32,758,537      Term Loan, 4.88%, Maturing October 7, 2006          32,922,330
                 Cogentrix Delaware Holdings, Inc.
  5,870,500      Term Loan, 4.34%, Maturing February 26, 2009         5,978,124
                 Coleto Creek WLE, L.P.
  5,835,375      Term Loan, 4.23%, Maturing June 30, 2011             5,950,869
                 NRG Energy, Inc.
  6,501,412      Term Loan, 4.74%, Maturing June 23, 2010             6,717,584
 11,475,675      Term Loan, 4.74%, Maturing June 23, 2010            11,851,503
                 NUI Utilities
    283,951      Term Loan, 5.20%, Maturing November 21, 2005           285,015
  3,939,815      Term Loan, 5.20%, Maturing November 21, 2005         3,959,514
  1,290,984      Term Loan, 8.00%, Maturing November 21, 2005         1,295,825
  6,584,016      Term Loan, 8.00%, Maturing November 21, 2005         6,608,706
                 Pike Electric, Inc.
  9,277,607      Term Loan, 4.13%, Maturing July 1, 2012              9,449,632
                 Plains Resources, Inc.
  5,897,143      Term Loan, 5.09%, Maturing July 23, 2010             5,980,074
                 Teton Power Funding, LLC
  9,124,407      Term Loan, 5.16%, Maturing March 12, 2011            9,272,679
                 Tuscon Electric Power Co.
 10,900,000      Term Loan, 1.88%, Maturing June 30, 2009            10,995,375
-------------------------------------------------------------------------------
                                                                 $  129,346,911
-------------------------------------------------------------------------------
Total Senior, Floating Rate Interests
  (identified cost $4,534,948,525)                               $4,562,970,976
-------------------------------------------------------------------------------
Corporate Bonds & Notes -- 0.8%
Principal
Amount
(000's omitted)  Security                                             Value
-------------------------------------------------------------------------------
Broadcast Media -- 0.4%
-------------------------------------------------------------------------------
                 Echostar DBS Corp., Sr. Notes
$     5,000      4.85%, 10/1/08                                  $    5,225,000
                 Paxson Communications Corp.
     15,250      4.35%, 1/15/10(4)                                   15,421,562
-------------------------------------------------------------------------------
                                                                 $   20,646,562
-------------------------------------------------------------------------------
Financial Investments -- 0.1%
-------------------------------------------------------------------------------
                 Carlyle High Yield Partners, Series 2004-6A,
                 Class C
$     1,500      4.36%, 8/15/16(4)                               $    1,500,000
                 Dryden Leveraged Loan, Series 2004-6A, Class C1
      1,500      4.055%, 7/30/16(4)                                   1,500,000
-------------------------------------------------------------------------------
                                                                 $    3,000,000
-------------------------------------------------------------------------------
Publishing -- 0.1%
-------------------------------------------------------------------------------
                 Advanstar Communications, Inc., Variable Rate
$     5,940      9.79%, 8/15/08                                  $    6,251,850
-------------------------------------------------------------------------------
                                                                 $    6,251,850
-------------------------------------------------------------------------------
Telecommunications - Wireless -- 0.2%
-------------------------------------------------------------------------------
                 Rural Cellular Corp., Variable Rate
$    11,000      5.61%, 3/15/10(4)                               $   11,385,000
-------------------------------------------------------------------------------
                                                                 $   11,385,000
-------------------------------------------------------------------------------
Total Corporate Bonds & Notes
  (identified cost $40,470,886)                                  $   41,283,412
-------------------------------------------------------------------------------
Common Stocks -- 0.1%

Shares/Rights    Security                                             Value
-------------------------------------------------------------------------------
    105,145      Hayes Lemmerz International(3)                  $      875,859
      1,062      IDT Corp., Class B(3)                                   14,677
         25      Knowledge Universe, Inc. (2)(3)                         15,835
    282,096      Thermadyne Holdings Corp.(3)                         2,962,008
-------------------------------------------------------------------------------
Total Common Stocks
  (identified cost, $4,019,153)                                  $    3,868,379
-------------------------------------------------------------------------------
Preferred Stocks -- 0.0%

Shares/Rights    Security                                             Value
-------------------------------------------------------------------------------
        350      Hayes Lemmerz International(3)                  $       12,595
-------------------------------------------------------------------------------
Total Preferred Stocks
  (identified cost, $17,500)                                     $       12,595
-------------------------------------------------------------------------------
Commercial Paper -- 9.7%
Principal
Amount
(000's omitted)  Security                                             Value
-------------------------------------------------------------------------------
Banks and Money Services -- 7.2%
-------------------------------------------------------------------------------
                 Barton Capital Corp.
$    25,000      1.77%, 11/4/04                                  $   24,996,313
     24,359      1.78%, 11/5/04                                      24,354,182
                 Cafco, LLC
     50,000      1.82%, 11/24/04                                     49,941,861
                 General Electric Capital
     75,000      1.89%, 11/30/04                                     74,885,812
                 Kitty Hawk Funding
     75,000      1.79%, 11/12/04                                     74,958,979
                 Toyota Motor Credit Corp.
     75,000      1.78%, 11/18/04                                     74,936,958
                 Yorktown Capital, LLC
     25,000      1.78%, 11/1/04                                      25,000,000
     41,343      1.78%, 11/8/04                                      41,328,691
-------------------------------------------------------------------------------
                                                                 $  390,402,796
-------------------------------------------------------------------------------
Insurance -- 2.5%
-------------------------------------------------------------------------------
                 AIG Funding, Inc.
$    75,000      1.89%, 11/29/04                                 $   74,889,750
                 Marsh & McLennan Co., Inc.
     60,500      1.75%, 11/3/04                                      60,494,118
-------------------------------------------------------------------------------
                                                                 $  135,383,868
-------------------------------------------------------------------------------
Total Commercial Paper
  (amortized cost $525,786,664)                                  $  525,786,664
-------------------------------------------------------------------------------
Short-Term Investments -- 3.5%
Principal
Amount           Security                                             Value
-------------------------------------------------------------------------------
                 Federal National Mortgage Association
                 Discount Note
$99,477,000      1.74%, 11/02/04                                 $   99,472,192
                 Investors Bank and Trust Company Time Deposit
 87,833,000      1.88%, 11/01/04                                     87,833,000
-------------------------------------------------------------------------------
Total Short-Term Investments
  (at amortized cost $187,305,192)                               $  187,305,192
-------------------------------------------------------------------------------
Total Investments -- 98.7%
  (identified cost $5,292,547,920)                               $5,321,227,218
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                           $   68,411,083
-------------------------------------------------------------------------------
Net Assets -- 100.0%                                             $5,389,638,301
-------------------------------------------------------------------------------
Note: The Portfolio has made commitments to fund specified amounts under certain existing credit arrangments. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $155,638,576 as of October 31, 2004.
(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating- rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the Senior Loan facility. Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the premium rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR).
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3) Non-income producing security.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of the securities is $29,806,562 or 0.6% of the net assets.

                       See notes to financial statements

Floating Rate Portfolio as of October 31, 2004

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2004

Assets
--------------------------------------------------------------------------------
Investments, at value
  (identified cost, $5,292,547,920)                              $5,321,227,218
Cash                                                                 36,854,786
Receivable for investments sold                                         191,661
Receivable for open swap contracts                                       85,205
Interest receivable                                                  15,880,761
Cash collateral segregated to cover open swap contracts              21,600,000
Prepaid expenses                                                        503,921
--------------------------------------------------------------------------------
Total assets                                                     $5,396,343,552
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                $    6,480,732
Payable to affiliate for Trustees' fees                                   2,006
Accrued expenses                                                        222,513
--------------------------------------------------------------------------------
Total liabilities                                                $    6,705,251
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio        $5,389,638,301
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals          $5,361,057,623
Net unrealized appreciation (computed on the
  basis of identified cost)                                          28,580,678
--------------------------------------------------------------------------------
Total                                                            $5,389,638,301
--------------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of October 31, 2004

FINANCIAL STATEMENTS

Statement of Operations

For the Year Ended October 31, 2004

Investment Income
--------------------------------------------------------------------------------
Interest                                                         $  145,270,047
--------------------------------------------------------------------------------
Total investment income                                          $  145,270,047
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                           $   19,900,172
Trustees' fees and expenses                                              26,672
Custodian fee                                                           524,494
Legal and accounting services                                           283,397
Miscellaneous                                                           545,050
--------------------------------------------------------------------------------
Total expenses                                                   $   21,279,785
--------------------------------------------------------------------------------
Deduct --
  Reduction of custodian fee                                     $       13,550
--------------------------------------------------------------------------------
Total expense reductions                                         $       13,550
--------------------------------------------------------------------------------

Net expenses                                                     $   21,266,235
--------------------------------------------------------------------------------

Net investment income                                            $  124,003,812
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                $   (6,769,808)
  Swap contracts                                                        269,007
--------------------------------------------------------------------------------
Net realized loss                                                $   (6,500,801)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                            $   25,730,531
  Swap contracts                                                        (98,620)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)             $   25,631,911
--------------------------------------------------------------------------------

Net realized and unrealized gain                                 $   19,131,110
--------------------------------------------------------------------------------

Net increase in net assets from operations                       $  143,134,922
--------------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of October 31, 2004

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease)                         Year Ended          Year Ended
in Net Assets                               October 31, 2004    October 31, 2003
--------------------------------------------------------------------------------
From operations --
  Net investment income                      $   124,003,812     $   59,562,467
  Net realized loss from investment
    transactions, and swap contracts              (6,500,801)       (13,630,760)
  Net change in unrealized appreciation
    (depreciation) from investments, and
    swap contracts                                25,631,911         51,506,568
--------------------------------------------------------------------------------
Net increase in net assets from
  operations                                 $   143,134,922     $   97,438,275
--------------------------------------------------------------------------------
Capital transactions --
  Contributions                              $ 4,091,382,871     $1,296,513,630
  Withdrawals                                 (1,062,753,539)      (502,206,079)
--------------------------------------------------------------------------------
Net increase in net assets from capital
  transactions                               $ 3,028,629,332     $  794,307,551
--------------------------------------------------------------------------------
Net increase in net assets                   $ 3,171,764,254     $  891,745,826
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of year                         $ 2,217,874,047     $1,326,128,221
--------------------------------------------------------------------------------
At end of year                               $ 5,389,638,301     $2,217,874,047
--------------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of October 31, 2004

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                Year Ended October 31,
                                                        -----------------------------------------------------------------------
Ratios/Supplementary Data+                                    2004          2003          2002          2001          2000(1)
-------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
    Net expenses                                              0.56%         0.61%         0.62%         0.57%         0.04%(3)
    Net expenses after custodian fee reduction                0.56%         0.61%         0.62%         0.57%         0.04%(3)
    Net investment income                                     3.27%         4.05%         4.72%         6.45%         8.49%(3)
Portfolio Turnover                                              67%           64%           76%           52%            3%
-------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                               3.93%         6.91%         2.19%           --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                 $5,389,638    $2,217,874    $1,326,128    $1,387,728    $  145,896
-------------------------------------------------------------------------------------------------------------------------------

+   The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
    Expenses                                                                                            0.61%         0.79%(3)
    Expenses after custodian fee reduction                                                              0.61%         0.79%(3)
    Net investment income                                                                               6.41%         7.74%(3)
-------------------------------------------------------------------------------------------------------------------------------
(1) For the period from the start of business, September 5, 2000, to October 31, 2000.
(2) Total return is required to be disclosed for the fiscal years beginning December 15, 2000.
(3) Annualized.

                       See notes to financial statements

Floating Rate Portfolio as of October 31, 2004

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Floating Rate Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 19, 2000, seeks to provide a high level of current income by investing primarily in senior floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2004, the Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate High Income Fund and Eaton Vance Medallion Floating-Rate Income Fund held an approximate 69.2%, 25.3% and 2.7% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments are in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR) a wholly-owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's valuation committee and by the Portfolio's Trustees based upon procedures approved by the Trustees. Fair valued securities are marked daily as well. Non-loan Portfolio holdings (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Interest Rate Swaps -- The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month LIBOR. In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

  E Credit Default Swaps -- The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

  F Expense Reduction -- Investors Bank & Trust (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

  G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  H Indemnifications -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

  I Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2004, the fee was equivalent to 0.525% of the Portfolio's average net assets for such period and amounted to $19,900,172.

  Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2004, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

  During the year ended October 31, 2004, the Portfolio engaged in purchase transactions with other portfolios that also utilize BMR as an investment adviser. These purchase transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to purchases of $120,193,790.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the year ended October 31, 2004 aggregated $4,876,406,410, $1,765,558,571 and $334,555,941, respectively.

4 Line of Credit
--------------------------------------------------------------------------------
  The Portfolio participates with other portfolios managed by BMR in a $465 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at the annual rate of 0.10% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of October 31, 2004, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2004.

5 Federal Income Tax Unrealized Appreciation (Depreciation)
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in the value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                                 $5,292,570,973
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                  $   33,388,488
  ------------------------------------------------------------------------------
  Gross unrealized depreciation                                      (4,709,190)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                    $   28,656,245
  ------------------------------------------------------------------------------

6 Financial Instruments
--------------------------------------------------------------------------------
  The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, credit default swaps, and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Credit Default Swaps

                                                                       Net
                                                                   Unrealized
Notional         Expiration                                       Appreciation
 Amount             Date                Description              (Depreciation)
--------------------------------------------------------------------------------
5,800,000 USD    9/20/2008    Agreement with Credit                $(68,525)
                              Suisse/First Boston dated
                              1/10/2004 whereby the Portfolio
                              will receive 2.45% per year
                              times the notional amount. The
                              Portfolio makes a payment only
                              upon a default event on
                              underlying loan assets (50 in
                              total, each representing 2% of
                              the notional value of the swap).

2,900,000 USD    9/20/2008    Agreement with Credit                 (20,161)
                              Suisse/First Boston dated
                              2/13/2004 whereby the Portfolio
                              will receive 2.45% per year
                              times the notional amount. The
                              Portfolio makes a payment only
                              upon a default event on
                              underlying loan assets (50 in
                              total, each representing 2% of
                              the notional value of the swap).

2,900,000 USD    9/20/2008    Agreement with Credit                  12,214
                              Suisse/First Boston dated
                              3/23/2004 whereby the Portfolio
                              will receive 2.45% per year
                              times the notional amount. The
                              Portfolio makes a payment only
                              upon a default event on
                              underlying loan assets (50 in
                              total, each representing 2% of
                              the notional value of the swap).

10,000,000 USD   12/20/2009   Agreement with Lehman Brothers        (22,149)
                              dated 10/28/2004 whereby the
                              Portfolio will receive 2.35% per
                              year times the notional amount.
                              The Portfolio makes a payment of
                              the notional amount only upon a
                              default event on the reference
                              entity, a Revolving Credit
                              Agreement issued by Crown
                              Americas Inc.

Floating Rate Portfolio as of October 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of Floating Rate Portfolio:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Floating Rate Portfolio (the Portfolio) as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years then ended, and the supplementary data for the three years then ended, and for the period from the start of business, September 5, 2000 to October 31, 2000. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Senior Loans owned at October 31, 2004 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Floating Rate Portfolio at October 31, 2004, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 22, 2004

INVESTMENT ADVISER OF FLOATING RATE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended October 31, 2003, and October 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED        10/31/03               10/31/04
---------------------------------------------------------
Audit Fees                $64,439                $ 66,333
Audit-Related Fees(1)     $0                     $0
Tax Fees(2)               $5,000                 $5,200
All Other Fees(3)         $0                     $0
                          -------------------------------
Total                     $69,439                $71,533
                          ===============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services. During the fiscal year ended October 31, 2004, $35,000 was billed by the registrant's principal accountant, Deloitte & Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management's assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED        10/31/03           10/31/04
-----------------------------------------------------
Registrant               $5,000             $5,200
Eaton Vance (1)          $467,489           $340,730

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1) Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i) Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b) Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio


By:      /s/ Payson F. Swaffield
         -------------------------------
         Payson F. Swaffield
         President

Date:    December 22, 2004
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Barbara E. Campbell
         -------------------------------
         Barbara E. Campbell
         Treasurer


Date:    December 22, 2004


By:      /s/ Payson F. Swaffield
         -------------------------------
         Payson F. Swaffield
         President


Date:    December 22, 2004